SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 11, 2022	May 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events
Proceeds from revolving credit facilities			$ 88,593	$ 257,980	$ 382,056
Radar Leather Division S.r.l | Subsequent event
Subsequent Events
Purchase Consideration	$ 21,000
Cyalume | Subsequent event
Subsequent Events
Purchase Consideration		$ 35,000
Proceeds from revolving credit facilities		$ 35,000